INVESTMENTS	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
INVESTMENTS

9.	INVESTMENTS

As at	September 30, 2026	December 31, 2025
DoD Solution	$640,049	$-
Windfall Geotek	28,571	71,429
	$668,620	$71,429

DoD Solution

On September 16, 2026, the Company entered into a Simple Agreement for Future Equity (the “SAFE”) with DoD Solution OÜ (“DoD Solution”), an Estonian private company engaged in the development of integrated hardware and software solutions for autonomous and remotely operated systems.

Under the SAFE, the Company agreed to invest $640,049 (EUR 400,000) in exchange for the right to receive equity securities of DoD Solution upon the occurrence of specified conversion events. The SAFE is intended to provide the Company with an interest representing 4% of DoD Solution’s fully diluted share capital, subject to the SAFE’s capitalization and conversion provisions.

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)

9.	INVESTMENTS (CONT’D)

The Company recorded its investment in DoD Solution as an investment at fair value classified as FVTPL. Subsequent measurements of the investment will be recorded at fair value, with gains and losses arising from changes in fair value recognized in profit or loss.

Windfall Geotek

The Company holds 1,428,571 common shares (2025 — 1,428,571) of Windfall Geotek Inc., a publicly traded company. At September 30, 2026, the fair value of the shares was based on the quoted price of $0.02 (2025 — $0.05).